Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Income (loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	For the Six Months Ended June 30,
	2024	2023

Non-PRC	$(176)	$(252)
PRC	5,825	8,124
Total	$5,649	$7,872

Schedule of Income Tax Provision	The components of the income tax provision are as follows:
	For the Six Months Ended June 30,
	2024	2023

Current	$430	$709
Deferred	207	700
Total	$637	$1,409

Schedule of Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2024 and 2023:
	For the Six Months Ended June 30,
	2024	2023

PRC statutory income tax rate	25.0%	25.0%
Effect of preferential tax rates (1)	(12.7)%	(5.7)%
Eligible additional deduction (2)	(3.1)%	(2.9)%
Impact of different tax rates in other jurisdictions	0.8%	0.8%
Non-taxable and exemptions	0.1%	(0.5)%
Permanent differences (3)	1.2%	1.2%
Effective income tax rate	11.3%	17.9%
(1)	Preferential tax rates for small and micro enterprises and high-tech entities.
(2)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
(3)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of June 30, 2024	As of December 31, 2023
Deferred tax assets:
Net operating losses carryforward	$543	$609
Allowance for credit losses	880	913
Deferred income (a)	262	267
Intangible assets (b)	175	155
Operating lease liabilities	3,470	4,303
Deferred tax assets	$5,330	$6,247

Deferred tax liabilities:
Operating lease right-of-use assets	$3,509	$4,254
Property and equipment (c)	47	-
Deferred tax liabilities	$3,556	$4,254

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.
(b)	Intangible assets represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.
(c)	Property and equipment represents the amortized temporary difference between the tax basis and the accounting basis.

Schedule of Tax Payable	Tax payable consisted of the following:
	As of June 30, 2024	As of December 31, 2023

Value-added tax payable	$2,559	$1,665
Income tax payable	383	343
Other taxes payable	239	270
Total	$3,181	$2,278